Cover	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2023
Entity File Number	333-208814
Entity Registrant Name	COMMUNITY REDEVELOPMENT INC.
Entity Central Index Key	0001084551
Entity Tax Identification Number	85-2629422
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	820 Bear Tavern Rd #303
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(866)
Local Phone Number	692-6847
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false